CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)		Common Stock [Member]	Common Stock Subscribed [Member]	Additional Paid-In Capital [Member]	Common Stock Subscriptions Receivable [Member]	Retained Earnings [Member]	Total
Balance at Feb. 02, 2010	[1]	$ 100	$ 0	$ 900	$ 0	$ 0	$ 1,000
Balance (in shares) at Feb. 02, 2010	[1]	1,000,000
Common stock subscribed		0	191,900	0	(61,915)	0	129,985
Common stock issued		18,800	0	(18,800)	0	0	0
Common stock issued (in shares)		188,000,000
Stock issued for services		1,600	0	158,400	0	0	160,000
Stock issued for services (in shares)		16,000,000
Net loss		0	0	0	0	(306,270)	(306,270)
Balance at Dec. 31, 2010	[1]	20,500	191,900	140,500	(61,915)	(306,270)	(15,285)
Balance (in shares) at Dec. 31, 2010	[1]	205,000,000
Recapitalization shares contributed from reverse merger agreement		(8,453)	0	8,453	0	0	0
Recapitalization shares contributed from reverse merger agreement (in shares)		(84,526,666)
Issuance pursuant to merger agreement for services - fair valued		3,250		321,750	0	0	325,000
Issuance pursuant to merger agreement for services - fair valued (in shares)		32,500,000
Issuance per cash considerations in relation to the stockholder subscription		3,603	(191,900)	523,997	(102,200)	0	233,500
Issuance per cash considerations in relation to the stockholder subscription (in shares)		36,026,666
Net loss		0	0	0	0	(576,043)	(576,043)
Balance at Mar. 31, 2011		18,900	0	994,700	(164,115)	(882,313)	(32,828)
Balance (in shares) at Mar. 31, 2011		189,000,000
Common stock issued		50	0	14,950	164,115	0	179,115
Common stock issued (in shares)		500,000
Net loss		0	0	0	0	(69,293)	(69,293)
Balance at Jun. 30, 2011		18,950	0	1,009,650	0	(951,606)	76,994
Balance (in shares) at Jun. 30, 2011		189,500,000
Common stock issued		200	0	39,800	0	0	40,000
Common stock issued (in shares)		2,000,000
Net loss		0	0	0	0	(50,848)	(50,848)
Balance at Sep. 30, 2011		$ 19,150	$ 0	$ 1,049,450	$ 0	$ (1,002,454)	$ 66,146
Balance (in shares) at Sep. 30, 2011		191,500,000

[1]	The capital accounts of the Company have been retroactively restated to reflect the recapitalization effect of the merger transaction. See Note 5.